Other assets (Tables)	6 Months Ended
Jun. 30, 2018
Other assets
Schedule of Other assets

	At June 30,	At December 31,
	2018	2017
Oil & gas well equipment, net	$11.1	$12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	2.1	1.9
	$13.7	$15.2